Expense Example {- Templeton Developing Markets Trust} - Templeton Developing Markets Trust-21 - Templeton Developing Markets Trust	Nov. 09, 2020 USD ($)
Class A
Expense Example:
1 year	$ 684
3 years	994
5 years	1,326
10 years	2,263
Class C
Expense Example:
1 year	317
3 years	699
5 years	1,208
10 years	2,606
Class R
Expense Example:
1 year	167
3 years	547
5 years	952
10 years	2,084
Class R6
Expense Example:
1 year	103
3 years	354
5 years	624
10 years	1,396
Advisor Class
Expense Example:
1 year	116
3 years	392
5 years	689
10 years	$ 1,534